Goodwill and Intangibles, net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of the Changes in the Carrying Amount of Goodwill by Reporting Unit
The carrying amount of goodwill by segment were as follows (in millions):

	Construction	Energy	Telecom	Insurance	Life Sciences	Broadcasting	Other	Total
Balance at December 31, 2017	$38.6	$2.1	$3.4	$47.3	$3.6	$20.6	$1.8	$117.4
Measurement Period Adjustment	—	—	—	—	—	0.8	—	0.8
Acquisitions	43.6	—	1.0	—	—	—	—	44.6
Dispositions	—	—	—	—	(3.6)	—	(1.8)	(5.4)
Balance at December 31, 2018	82.2	2.1	4.4	47.3	—	21.4	—	157.4
Measurement Period Adjustment	7.1	—	0.1	—	—	—	—	7.2
Impairments	—	—	(4.5)	(47.3)	—	—	—	(51.8)
Translation	(0.3)	—	—	—	—	—	—	(0.3)
Balance at December 31, 2019	$89.0	$2.1	$—	$—	$—	$21.4	$—	$112.5

Schedule of Indefinite-Lived Intangible Assets	The carrying amount of indefinite-lived intangible assets were as follows (in millions):

	December 31,
	2019	2018
FCC licenses	$136.2	$120.6
State licenses	2.5	2.5
Total	$138.7	$123.1

Schedule of Intangible Assets Subject to Amortization
The gross carrying amount and accumulated amortization of amortizable intangible assets by major intangible asset class were as follows (in millions):

	Weighted-Average Original Useful Life	December 31, 2019			December 31, 2018
		Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trade names	13 Years	$24.2	$(6.6)	$17.6	$24.2	$(4.6)	$19.6
Customer relationships	10 Years	48.6	(13.1)	35.5	46.1	(5.1)	41.0
Channel sharing arrangements	35 Years	27.2	(0.9)	26.3	25.2	—	25.2
Other	7 Years	5.5	(1.9)	3.6	5.5	(1.0)	4.5
Total		$105.5	$(22.5)	$83.0	$101.0	$(10.7)	$90.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Excluding the impact of any future acquisitions, dispositions or change in foreign currency, the Company estimates the annual amortization expense of amortizable intangible assets for the next five fiscal years will be as follows (in millions):

	Estimated Amortization
	Definite Lived Intangible Assets	Negative VOBA
2020	$8.0	$(20.8)
2021	7.8	(19.6)
2022	7.6	(18.4)
2023	7.5	(17.1)
2024	7.0	(15.9)
Thereafter	45.1	(129.2)
Total	$83.0	$(221.0)